Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Sep. 30, 2025	Sep. 24, 2025	Sep. 30, 2025
C000261163
Account Value [Line Items]
Line Graph and Table Measure Name			Rayliant-ChinaAMC Transformative China Tech ETF
Accumulated Value	$ 10,184	$ 10,000
Solactive ChinaAMC Next Generation China Tech USD Index NTR
Account Value [Line Items]
Line Graph and Table Measure Name			ChinaAMC Next Generation China Tech USD Index NTR
Accumulated Value	$ 10,175	$ 10,000